Other financial liabilities - Breakdown and Unsettled (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other financial liabilities
Total other financial liabilities	$ 864,266	$ 890,284
Other financial liabilities
Other financial liabilities
Trade payables	1,451	2,277
Tax payables	1,160	1,187
Financial transactions pending settlement	9,267	5,061
Other financial liabilities	3,886	5,281
Total other financial liabilities	15,764	13,806
Mexican government securities | Other financial liabilities
Other financial liabilities
Financial transactions pending settlement	8,059	4,827
Mexican Bank Saving Protection Bonds (BPATs) | Other financial liabilities
Other financial liabilities
Financial transactions pending settlement	1,003	201
Equity instruments | Other financial liabilities
Other financial liabilities
Financial transactions pending settlement	$ 205	1
Other financial instruments | Other financial liabilities
Other financial liabilities
Financial transactions pending settlement		$ 32